SCHEDULE OF INCOME TAXES PAID, NET OF REFUNDS RECEIVED (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)
Operating Loss Carryforwards [Line Items]
Singapore	$ 219	$ 284	$ 219	$ 70
Income Tax Jurisdiction, Foreign, Other [Member]
Operating Loss Carryforwards [Line Items]
Singapore
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Singapore		$ 284	$ 219	$ 70